UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED
MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number 811-22525

Managed Portfolio Series
(Exact name of registrant as specified in charter)

615 East Michigan Street

Milwaukee, WI 53202
(Address of principal executive offices) (Zip code)

Brian Wiedmeyer, President

Managed Portfolio Series

c/o U.S. Bank Global Fund Services

777 East Wisconsin Ave., 6th Floor

Milwaukee, WI 53202
(Name and address of agent for service)

(414) 516-1712

Registrant’s telephone number, including area code

Date of fiscal year end: December 31, 2024

Date of reporting period: December 31, 2024

Item 1. Report to Stockholders.

(a)

Prospector Capital Appreciation Fund
PCAFX
Annual Shareholder Report | December 31, 2024
This report describes changes to the Fund that occurred during the reporting period.
This annual shareholder report contains important information about the Prospector Capital Appreciation Fund for the period of January 1, 2024, to December 31, 2024. You can find additional information about the Fund at https://prospectorpartners.com/funds/prospector-capital-appreciation-fund/. You can also request this information by contacting us at 1-877-734-7862.
WHAT WERE THE FUND COSTS FOR THE PAST YEAR? (based on a hypothetical $10,000 investment)

Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Prospector Capital Appreciation Fund	$134	1.27%
HOW DID THE FUND PERFORM LAST YEAR AND WHAT AFFECTED ITS PERFORMANCE?
Prospector Capital Appreciation Fund underperformed the S&P 500 Index and the Russell 3000 Value Index during the year ended December 31, 2024.
Much of the Capital Appreciation Fund’s relative underperformance versus the S&P 500 is attributed to the Fund’s minimal exposure to the so-called “Magnificent 7” companies (Alphabet, Amazon, Apple, Meta Platforms, Microsoft, NVIDIA, and Tesla), which contributed to underperformance within the technology, communications services and consumer discretionary sectors. In addition, the Fund’s healthcare and consumer staples underperformed those in the S&P 500. As compared to the Russell 3000 Value Index, the Fund’s overweight to financial services and outperformance of industrials, as well as relative outperformance within consumer discretionary, was more than offset by underperformance of consumer staples, healthcare and technology positions. Given the strong stock market during 2024, cash balances were also a contributor to relative underperformance versus the benchmarks.
HOW DID THE FUND PERFORM OVER THE PAST 10 YEARS?*
The $10,000 chart reflects a hypothetical $10,000 investment in the class of shares noted and assumes the maximum sales charge, if applicable. The chart uses total return NAV performance and assumes reinvestment of dividends and capital gains. Fund expenses, including 12b-1 fees, management fees and other expenses were deducted.
CUMULATIVE PERFORMANCE (Initial Investment of $10,000)
ANNUAL AVERAGE TOTAL RETURN (%)

	1 Year	5 Year	10 Year
TF (without sales charge)	10.93	9.21	8.66
S&P 500 TR	25.02	14.53	13.10
Russell 3000 Value Total Return	13.98	8.60	8.40
Prospector Capital Appreciation Fund	PAGE 1	TSR-AR-56167R101

Visit https://prospectorpartners.com/funds/prospector-capital-appreciation-fund/ for more recent performance information.
*	The Fund’s past performance is not a good predictor of how the Fund will perform in the future. The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
KEY FUND STATISTICS (as of December 31, 2024)

Net Assets	$42,173,218
Number of Holdings	60
Net Advisory Fee	$266,488
Portfolio Turnover	30%
Visit https://prospectorpartners.com/funds/prospector-capital-appreciation-fund/ for more recent performance information.
WHAT DID THE FUND INVEST IN? (as of December 31, 2024)

Top Holdings	(%)
Eaton	3.7%
Fairfax Financial Holdings	3.0%
Abbott Laboratories	2.8%
Dropbox, 0.00%, 03/01/2028	2.7%
Brown & Brown	2.7%
Akamai Technologies, 0.38%, 09/01/2027	2.4%
Halozyme Therapeutics, 1.00%, 08/15/2028	2.4%
Arthur J. Gallagher & Co.	2.4%
Globe Life	2.3%
Everest Group	2.3%
HOW HAS THE FUND CHANGED?
Effective September 9, 2024, the Fund’s Adviser contractually agreed to waive its investment advisory fee and reimburse each Fund’s other expenses to the extent necessary to ensure that each Fund’s operating expenses (excluding acquired fund fees and expenses, brokerage commissions, leverage, interest, taxes, and extraordinary expense) do not exceed 1.15% of its average daily net assets. Prior to September 9, 2024, this rate was 1.25% of average daily net assets.
For additional information about the Fund; including its prospectus, financial information, holdings and proxy information, scan the QR code or visit https://prospectorpartners.com/funds/prospector-capital-appreciation-fund/.
HOUSEHOLDING
To reduce Fund expenses, only one copy of most shareholder documents may be mailed to shareholders with multiple accounts at the same address (Householding). If you would prefer that your Prospector Partners Asset Management, LLC documents not be householded, please contact Prospector Partners Asset Management, LLC at 1-877-734-7862, or contact your financial intermediary. Your instructions will typically be effective within 30 days of receipt by Prospector Partners Asset Management, LLC or your financial intermediary.
Prospector Capital Appreciation Fund	PAGE 2	TSR-AR-56167R101

Prospector Opportunity Fund
POPFX
Annual Shareholder Report | December 31, 2024
This report describes changes to the Fund that occurred during the reporting period.
This annual shareholder report contains important information about the Prospector Opportunity Fund for the period of January 1, 2024, to December 31, 2024. You can find additional information about the Fund at https://prospectorpartners.com/funds/prospector-opportunity-fund/. You can also request this information by contacting us at 1-877-734-7862.
WHAT WERE THE FUND COSTS FOR THE PAST YEAR? (based on a hypothetical $10,000 investment)

Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Prospector Opportunity Fund	$135	1.27%
HOW DID THE FUND PERFORM LAST YEAR AND WHAT AFFECTED ITS PERFORMANCE?
Prospector Opportunity Fund underperformed the Russell Midcap Index but outperformed the Russell 2000 during the year ended December 31, 2024.
The largest contributors to the Fund’s underperformance against the Russell Midcap was due to the Fund’s underweight and underperformance within the technology sector, and also weakness in the Fund’s energy names. This more than offset outperformance within financial services and industrials. When comparing against the Russell 2000, the Fund’s outperformance in financials, industrials and consumer discretionary more than made up for relative underperformance within the technology and materials sectors. Given the strong stock market during 2024, cash balances were also a contributor to relative underperformance versus the benchmarks.
HOW DID THE FUND PERFORM OVER THE PAST 10 YEARS?*
The $10,000 chart reflects a hypothetical $10,000 investment in the class of shares noted and assumes the maximum sales charge, if applicable. The chart uses total return NAV performance and assumes reinvestment of dividends and capital gains. Fund expenses, including 12b-1 fees, management fees and other expenses were deducted.
CUMULATIVE PERFORMANCE (Initial Investment of $10,000)
Prospector Opportunity Fund	PAGE 1	TSR-AR-56167R200

ANNUAL AVERAGE TOTAL RETURN (%)

	1 Year	5 Year	10 Year
TF (without sales charge)	12.99	8.92	9.56
S&P 500 TR	25.02	14.53	13.10
Russell 2000 Total Return Index	11.54	7.40	7.82
Russell Midcap Total Return Index	15.34	9.92	9.63
Visit https://prospectorpartners.com/funds/prospector-opportunity-fund/ for more recent performance information.
*	The Fund’s past performance is not a good predictor of how the Fund will perform in the future. The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
KEY FUND STATISTICS (as of December 31, 2024)

Net Assets	$264,374,753
Number of Holdings	67
Net Advisory Fee	$2,317,455
Portfolio Turnover	27%
Visit https://prospectorpartners.com/funds/prospector-opportunity-fund/ for more recent performance information.
WHAT DID THE FUND INVEST IN? (as of December 31, 2024)

Top Holdings	(%)
Brown & Brown	3.3%
Fairfax Financial Holdings	3.2%
Curtiss-Wright	3.0%
Littelfuse	2.8%
Primerica	2.8%
Globe Life	2.5%
Arthur J. Gallagher & Co.	2.5%
Darden Restaurants	2.4%
Everest Group	2.3%
Prosperity Bancshares	2.3%
HOW HAS THE FUND CHANGED?
Effective September 9, 2024, the Fund’s Adviser contractually agreed to waive its investment advisory fee and reimburse each Fund’s other expenses to the extent necessary to ensure that each Fund’s operating expenses (excluding acquired fund fees and expenses, brokerage commissions, leverage, interest, taxes, and extraordinary expense) do not exceed 1.15% of its average daily net assets. Prior to September 9, 2024, this rate was 1.25% of average daily net assets.
For additional information about the Fund; including its prospectus, financial information, holdings and proxy information, scan the QR code or visit https://prospectorpartners.com/funds/prospector-opportunity-fund/.
HOUSEHOLDING
To reduce Fund expenses, only one copy of most shareholder documents may be mailed to shareholders with multiple accounts at the same address (Householding). If you would prefer that your Prospector Partners Asset Management, LLC documents not be householded, please contact Prospector Partners Asset Management, LLC at 1-877-734-7862, or contact your financial intermediary. Your instructions will typically be effective within 30 days of receipt by Prospector Partners Asset Management, LLC or your financial intermediary.
Prospector Opportunity Fund	PAGE 2	TSR-AR-56167R200

(b)	Not applicable for this Registrant

Item 2. Code of Ethics.

The registrant has adopted a code of ethics that applies to the registrant’s principal executive officer and principal financial officer. The registrant has not made any substantive amendments to its code of ethics during the period covered by this report. The registrant has not granted any waivers from any provisions of the code of ethics during the period covered by this report.

A copy of the registrant’s Code of Ethics is filed herewith.

Item 3. Audit Committee Financial Expert.

The registrant’s board of trustees has determined that there is at least one audit committee financial expert serving on its audit committee. Leonard M. Rush is the “audit committee financial expert” and is considered to be “independent” as each term is defined in Item 3 of Form N-CSR.

Item 4. Principal Accountant Fees and Services.

The registrant has engaged its principal accountant to perform audit services, audit-related services, tax services and other services during the past two fiscal periods. “Audit services” refer to performing an audit of the registrant’s annual financial statements or services that are normally provided by the accountant in connection with statutory and regulatory filings or engagements for the past fiscal year. “Audit-related services” refer to the assurance and related services by the principal accountant that are reasonably related to the performance of the audit. “Tax services” refer to professional services rendered by the principal accountant for tax compliance, tax advice, and tax planning, including reviewing the Fund’s tax returns and distribution calculations. The following table details the aggregate fees billed or expected to be billed for each of the last two fiscal periods for audit fees, audit-related fees, tax fees and other fees by the principal accountant.

	FYE 12/31/2024	FYE 12/31/2023
(a) Audit Fees	$40,000	$90,000
(b) Audit-Related Fees	$0	$0
(c) Tax Fees	$7,000	$13,870
(d) All Other Fees	$0	$0

(e)(1) The audit committee has adopted pre-approval policies and procedures that require the audit committee to pre-approve all audit and non-audit services of the registrant, including services provided to any entity affiliated with the registrant.

(e)(2) The percentage of fees billed by Cohen & Company and Ernst & Young LLP applicable to non-audit services for the years ended 12/31/24 and 12/31/23, respectively pursuant to waiver of pre-approval requirement was as follows:

	FYE 12/31/2024	FYE 12/31/2023
Audit-Related Fees	0%	0%
Tax Fees	0%	0%
All Other Fees	0%	0%

(f) Not applicable

(g) The following table indicates the non-audit fees billed or expected to be billed by the registrant’s accountant for services to the registrant and to the registrant’s investment adviser (and any other controlling entity, etc.—not sub-adviser) for the last two years.

Non-Audit Related Fees	FYE 12/31/2024	FYE 12/31/2023
Registrant	$0	$13,870
Registrant’s Investment Adviser	$0	$0

(h) The audit committee of the board of trustees/directors has considered whether the provision of non-audit services that were rendered to the registrant’s investment adviser is compatible with maintaining the principal accountant’s independence and has concluded that the provision of such non-audit services by the accountant has not compromised the accountant’s independence.

(i) Not applicable.

(j) Not applicable.

Item 5. Audit Committee of Listed Registrants.

Not applicable to open-end investment companies.

Item 6. Schedule of Investments.

(a) Schedule of Investments is included as part of the report to shareholders filed under Item 1 of this Form.

(b) Not applicable.

Item 7. Financial Statements and Financial Highlights for Open-End Investment Companies.

(a)

PROSPECTOR Capital Appreciation Fund
PROSPECTOR Opportunity Fund
Core Financial Statements
December 31, 2024

PROSPECTOR CAPITAL APPRECIATION FUND
SCHEDULE OF INVESTMENTS
December 31, 2024

	Shares	Value
COMMON STOCKS - 75.7%
Banks - 8.1%
Ameris Bancorp	11,507	$719,993
First National Bank PA	35,800	529,124
KeyCorp	36,800	630,752
Prosperity Bancshares	10,530	793,435
SouthState	7,470	743,116
		3,416,420
Communication Services - 1.2%
Alphabet, Inc. - Class A	2,585	489,341
Consumer Discretionary - 5.4%
Aptiv PLC(a)	9,030	546,134
Darden Restaurants	4,180	780,364
Expedia Group(a)	3,463	645,261
Texas Roadhouse	1,600	288,688
		2,260,447
Consumer Staples - 5.3%
Church & Dwight	4,700	492,137
Colgate-Palmolive	6,490	590,006
Mondelez International - Class A	10,399	621,132
Nestle	6,541	539,684
		2,242,959
Diversified Financial Services - 1.5%
Fidelity National Information Services	7,955	642,525
Energy - 5.9%
Exxon Mobil	8,141	875,727
Hess	6,672	887,443
Murphy Oil	13,560	410,326
Suncor Energy	8,500	303,280
		2,476,776
Health Care - 9.2%
Abbott Laboratories	10,415	1,178,041
AstraZeneca - ADR	5,635	369,205
Hologic(a)	9,132	658,326
Johnson & Johnson	3,430	496,046
Merck & Co.	9,625	957,495
Option Care Health(a)	9,300	215,760
		3,874,873
Industrials - 12.5%
CACI International - Class A(a)	1,036	418,606
Curtiss-Wright	2,255	800,232
Eaton	4,693	1,557,466
Fortune Brands Innovations	5,865	400,756
Leidos Holdings	3,335	480,440

See Notes to the Financial Statements.

1

PROSPECTOR CAPITAL APPRECIATION FUND
SCHEDULE OF INVESTMENTS
December 31, 2024(Continued)

	Shares	Value
COMMON STOCKS - (Continued)
Industrials - (Continued)
Paychex	2,865	$401,730
Pentair	7,710	775,934
Raytheon Technologies	3,950	457,094
		5,292,258
Information Technology - 5.0%
Littelfuse	2,553	601,615
Microsoft	1,310	552,165
Trimble(a)	13,297	939,566
		2,093,346
Insurance Brokers - 5.0%
Arthur J. Gallagher & Co.	3,525	1,000,571
Brown & Brown	11,040	1,126,301
		2,126,872
Life & Health Insurance - 2.3%
Globe Life	8,756	976,469
Materials - 2.0%
Louisiana-Pacific	4,105	425,073
PPG Industries	3,608	430,975
		856,048
Property & Casualty Insurance - 7.1%
Fairfax Financial Holdings	910	1,264,682
First American Financial	8,850	552,594
Progressive	1,835	439,684
White Mountains Insurance Group	386	750,793
		3,007,753
Real Estate - 2.9%
CubeSmart	9,290	398,077
Four Corners Property Trust	15,625	424,062
Howard Hughes Holdings(a)	5,081	390,831
		1,212,970
Reinsurance - 2.3%
Everest Re Group	2,693	976,105
TOTAL COMMON STOCKS (Cost $22,266,183)		31,945,162
	Par
CONVERTIBLE BONDS - 17.3%
Health Care - 4.2%
BioMarin Pharmaceutical, 1.25%, 05/15/2027	$793,000	735,904
Halozyme Therapeutics, 1.00%, 08/15/2028	940,000	1,013,710
		1,749,614

See Notes to the Financial Statements.

2

PROSPECTOR CAPITAL APPRECIATION FUND
SCHEDULE OF INVESTMENTS
December 31, 2024(Continued)

	Par	Value
CONVERTIBLE BONDS - (Continued)
Industrials - 2.3%
Array Technologies, 1.00%, 12/01/2028	$782,000	$568,905
Middleby, 1.00%, 09/01/2025	377,000	421,069
		989,974
Information Technology - 10.8%
Akamai Technologies, 0.38%, 09/01/2027	1,025,000	1,027,613
Dropbox, 0.00%, 03/01/2028(b)	1,115,000	1,137,997
ON Semiconductor Corp., 0.50%, 03/01/2029	872,000	820,988
Verint Systems, 0.25%, 04/15/2026	799,000	749,062
Vishay Intertechnology, 2.25%, 06/15/2025	837,000	816,912
		4,552,572
TOTAL CONVERTIBLE BONDS (Cost $7,303,077)		7,292,160
	Shares
EXCHANGE TRADED FUNDS - 0.8%
Aberdeen Standard Physical Platinum Shares Fund(a)	3,820	317,250
TOTAL EXCHANGE TRADED FUNDS (Cost $336,872)		317,250
SHORT-TERM INVESTMENTS - 6.7%
Money Market Funds - 6.7%
First American Treasury Obligations Fund - Class X, 4.40%(c)	2,817,675	2,817,675
TOTAL SHORT-TERM INVESTMENTS (Cost $2,817,675)		2,817,675
TOTAL INVESTMENTS - 100.5% (Cost $32,723,807)		$42,372,247
Liabilities in Excess of Other Assets - (0.5)%		(199,029)
TOTAL NET ASSETS - 100.0%		$42,173,218

Percentages are stated as a percent of net assets.
The Global Industry Classification Standard (“GICS®”) was developed by and/or is the exclusive property of MSCI, Inc. (“MSCI”) and Standard & Poor’s Financial Services LLC (“S&P”). GICS® is a service mark of MSCI and S&P and has been licensed for use by U.S. Bank Global Fund Services.
ADR - American Depositary Receipt
PLC - Public Limited Company
(a)	Non-income producing security.
(b)	Zero coupon bonds make no periodic interest payments.
(c)	The rate shown represents the 7-day annualized effective yield as of December 31, 2024.
See Notes to the Financial Statements.

3

PROSPECTOR OPPORTUNITY FUND
SCHEDULE OF INVESTMENTS
December 31, 2024

	Shares	Value
COMMON STOCKS - 94.2%
Banks - 13.8%
Ameris Bancorp	78,534	$4,913,872
Bank of N.T. Butterfield & Son	62,875	2,298,081
Citigroup	47,745	3,360,771
First National Bank PA	224,000	3,310,720
KeyCorp	230,745	3,954,969
NB Bancorp(a)	166,823	3,012,823
PNC Financial Services Group	22,690	4,375,767
Prosperity Bancshares	80,675	6,078,861
SouthState	52,845	5,257,021
		36,562,885
Communication Services - 1.1%
Alphabet, Inc. - Class A	10,575	2,001,847
Alphabet, Inc. - Class C	5,125	976,005
		2,977,852
Consumer Discretionary - 8.0%
Aptiv PLC(a)	56,575	3,421,656
Darden Restaurants	34,509	6,442,485
eBay	33,025	2,045,899
Expedia Group(a)	23,540	4,386,208
Home Depot	7,850	3,053,571
Texas Roadhouse	10,590	1,910,754
		21,260,573
Consumer Staples - 5.2%
Church & Dwight	49,900	5,225,029
Colgate-Palmolive	51,930	4,720,957
Mondelez International - Class A	63,425	3,788,375
		13,734,361
Diversified Financial Services - 2.4%
CBOE Global Markets	14,625	2,857,725
Fidelity National Information Services	42,525	3,434,744
		6,292,469
Energy - 6.2%
Devon Energy	71,550	2,341,831
Exxon Mobil	30,559	3,287,232
Hess	13,700	1,822,237
Murphy Oil	100,800	3,050,208
Schlumberger	53,455	2,049,465
Suncor Energy	108,775	3,881,092
		16,432,065
Health Care - 6.8%
Abbott Laboratories	47,565	5,380,077
Cigna	10,505	2,900,851
Hologic(a)	57,240	4,126,432

See Notes to the Financial Statements.

4

PROSPECTOR OPPORTUNITY FUND
SCHEDULE OF INVESTMENTS
December 31, 2024(Continued)

	Shares	Value
COMMON STOCKS - (Continued)
Health Care - (Continued)
Merck & Co.	35,598	$3,541,289
Option Care Health(a)	58,300	1,352,560
Pfizer	28,625	759,421
		18,060,630
Industrials - 15.5%
AMETEK, Inc.	15,900	2,866,134
CACI International - Class A(a)	6,538	2,641,744
Carrier Global	87,675	5,984,695
Curtiss-Wright	22,695	8,053,775
Eaton	9,370	3,109,622
Fortune Brands Innovations	36,265	2,477,987
Leidos Holdings	23,960	3,451,678
Otis Worldwide	35,975	3,331,645
Pentair	39,380	3,963,203
Tecnoglass	21,840	1,732,349
V2X(a)	70,990	3,395,452
		41,008,284
Information Technology - 6.8%
Littelfuse	31,715	7,473,640
Teradyne	20,370	2,564,990
Trimble(a)	81,495	5,758,436
Zebra Technologies - Class A(a)	5,835	2,253,594
		18,050,660
Insurance Brokers - 5.8%
Arthur J. Gallagher & Co.	23,150	6,571,127
Brown & Brown	84,950	8,666,599
		15,237,726
Life & Health Insurance - 6.1%
Globe Life	59,250	6,607,560
Primerica	27,045	7,340,554
Voya Financial	31,805	2,189,138
		16,137,252
Materials - 3.8%
Axalta Coating Systems(a)	76,900	2,631,518
Newmont Goldcorp	59,600	2,218,312
PPG Industries	42,735	5,104,696
		9,954,526
Property & Casualty Insurance - 7.9%
Fairfax Financial Holdings	6,140	8,533,127
First American Financial	54,025	3,373,321
Hiscox	142,502	1,932,043

See Notes to the Financial Statements.

5

PROSPECTOR OPPORTUNITY FUND
SCHEDULE OF INVESTMENTS
December 31, 2024(Continued)

	Shares	Value
COMMON STOCKS - (Continued)
Property & Casualty Insurance - (Continued)
Progressive	11,895	$2,850,161
White Mountains Insurance Group	2,103	4,090,461
		20,779,113
Real Estate - 2.5%
CubeSmart	55,755	2,389,102
Howard Hughes Holdings(a)	53,565	4,120,220
		6,509,322
Reinsurance - 2.3%
Everest Re Group	16,835	6,102,014
TOTAL COMMON STOCKS (Cost $167,061,879)		249,099,732
EXCHANGE TRADED FUNDS - 0.9%
Aberdeen Standard Physical Platinum Shares Fund(a)	29,475	2,447,899
TOTAL EXCHANGE TRADED FUNDS (Cost $2,526,950)		2,447,899
SHORT-TERM INVESTMENTS - 5.3%
Money Market Funds - 5.3%
First American Treasury Obligations Fund - Class X, 4.40%(b)	13,935,694	13,935,694
TOTAL SHORT-TERM INVESTMENTS (Cost $13,935,694)		13,935,694
TOTAL INVESTMENTS - 100.4% (Cost $183,524,523)		$265,483,325
Liabilities in Excess of Other Assets - (0.4)%		(1,108,572)
TOTAL NET ASSETS - 100.0%		$264,374,753

Percentages are stated as a percent of net assets.
The Global Industry Classification Standard (“GICS®”) was developed by and/or is the exclusive property of MSCI, Inc. (“MSCI”) and Standard & Poor’s Financial Services LLC (“S&P”). GICS® is a service mark of MSCI and S&P and has been licensed for use by U.S. Bank Global Fund Services.
PLC - Public Limited Company
(a)	Non-income producing security.
(b)	The rate shown represents the 7-day annualized effective yield as of December 31, 2024.
See Notes to the Financial Statements.

6

PROSPECTOR FUNDS
STATEMENTS OF ASSETS AND LIABILITIES
December 31, 2024

	Capital Appreciation Fund	Opportunity Fund
ASSETS:
Investments, at market value (Cost of $32,723,807 and $183,524,523 respectively)	$42,372,247	$265,483,325
Cash	30	—
Receivable for dividends and interest	50,592	226,260
Receivable for capital shares sold	—	60,322
Prepaid expenses	13,728	13,083
Total assets	42,436,597	265,782,990
LIABILITIES:
Payable for investments purchased	184,395	974,656
Payable to Investment Adviser, net	22,334	212,515
Payable for administration fees	8,416	48,747
Payable for audit & tax fees	19,442	19,441
Accrued distribution fees	1,369	17,639
Accrued expenses and other liabilities	27,423	135,239
Total liabilities	263,379	1,408,237
NET ASSETS	$ 42,173,218	$264,374,753
Composition of Net Assets:
Paid-in capital	$31,607,188	$177,607,589
Total distributable earnings	10,566,030	86,767,164
Total net assets	$ 42,173,218	$264,374,753
Capital Stock
Issued and outstanding	1,906,283	9,525,919
Net asset value, redemption price, and offering price per share	$22.12	$27.75

See Notes to the Financial Statements.

7

PROSPECTOR FUNDS
STATEMENTS OF OPERATIONS
For the Year Ended December 31, 2024

	Capital Appreciation Fund	Opportunity Fund
INVESTMENT INCOME:
Interest income	$230,693	$860,482
Dividend income	490,689	3,879,838
Less: Foreign taxes withheld	(5,149)	(44,818)
Total investment income	716,233	4,695,502
EXPENSES:
Investment advisory fees	399,037	2,569,199
Administration fees	47,828	242,781
Registration fees	34,545	32,722
Other expenses	11,416	26,272
Other extraordinary expenses(a)	21,762	132,111
Transfer agent fees	22,293	43,453
Compliance expenses	20,803	20,805
Audit & tax fees	20,709	20,708
Legal fees	15,043	126,487
Distribution fees	14,805	209,017
Directors’ fees	12,874	57,621
Custodian fees	9,639	16,885
Fund accounting fees	6,322	7,052
Postage and printing fees	2,585	4,549
Total expenses	639,661	3,509,662
Less: Fee waivers	(132,549)	(251,744)
Total net expenses	507,112	3,257,918
Net investment income	209,121	1,437,584
REALIZED AND UNREALIZED GAINS:
Net realized gain on investments	2,638,434	16,630,759
Net change in unrealized appreciation/depreciation of investments	1,108,051	12,668,541
Net gain on investments	3,746,485	29,299,300
NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS	$ 3,955,606	$30,736,884

(a)	See Note 7 on page 18
See Notes to the Financial Statements.

8

PROSPECTOR FUNDS
STATEMENTS OF CHANGES IN NET ASSETS

	Capital Appreciation Fund
	Year Ended December 31,
	2024	2023
OPERATIONS:
Net investment income	$209,121	$171,368
Net realized gain on investments	2,638,434	764,890
Net change in unrealized appreciation/depreciation of investments	1,108,051	2,340,936
Net increase resulting from operations	3,955,606	3,277,194
CAPITAL SHARE TRANSACTIONS:
Proceeds from shares sold	6,214,288	4,847,335
Proceeds from reinvestment of distributions	1,843,478	955,918
Payments for shares redeemed	(1,400,749)	(2,112,791)
Redemption fees	975	6,010
Net increase from capital share transactions	6,657,992	3,696,472
DISTRIBUTIONS PAID TO SHAREHOLDERS	(1,868,175)	(990,607)
Total increase in net assets	8,745,423	5,983,059
NET ASSETS:
Beginning of year	33,427,795	27,444,736
End of year	$ 42,173,218	$33,427,795
TRANSACTIONS IN SHARES:
Shares sold	282,597	240,535
Shares issued in reinvestment of distributions	79,632	47,323
Shares redeemed	(62,174)	(104,990)
Net increase	300,055	182,868

See Notes to the Financial Statements.

9

PROSPECTOR FUNDS
STATEMENTS OF CHANGES IN NET ASSETS

	Opportunity Fund
	Year Ended December 31,
	2024	2023
OPERATIONS:
Net investment income	$1,437,584	$1,373,760
Net realized gain (loss) on investments	16,630,759	(1,265,464)
Net change in unrealized appreciation/depreciation of investments	12,668,541	24,109,477
Net increase resulting from operations	30,736,884	24,217,773
CAPITAL SHARE TRANSACTIONS:
Proceeds from shares sold	26,953,809	16,910,139
Proceeds from reinvestment of distributions	11,448,589	1,267,736
Payments for shares redeemed	(24,089,102)	(19,917,787)
Redemption fees	—	625
Net increase from capital share transactions	14,313,296	(1,739,287)
DISTRIBUTIONS PAID TO SHAREHOLDERS	(12,364,713)	(1,376,520)
Total INCREASE IN NET ASSETS	32,685,467	21,101,966
NET ASSETS:
Beginning of year	231,689,286	210,587,320
End of year	$ 264,374,753	$231,689,286
TRANSACTIONS IN SHARES:
Shares sold	980,195	699,684
Shares issued in reinvestment of distributions	388,746	51,304
Shares redeemed	(867,661)	(825,965)
Net increase	501,280	(74,977)

See Notes to the Financial Statements.

10

Capital Appreciation Fund
FINANCIAL HIGHLIGHTS
For a Fund share outstanding throughout the year

	Year Ended December 31,
	2024	2023	2022	2021	2020
NET ASSET VALUE:
Beginning of year	$20.81	$19.28	$21.26	$19.60	$18.80
OPERATIONS:
Net investment income	0.11	0.11	0.11	0.09	0.12
Net realized and unrealized gain (loss) on investments	2.21	2.06	(0.93)	4.32	1.07
Total from operations	2.32	2.17	(0.82)	4.41	1.19
LESS DISTRIBUTIONS:
From net investment income	(0.12)	(0.11)	(0.11)	(0.20)	(0.02)
From net realized gains	(0.89)	(0.53)	(1.05)	(2.55)	(0.37)
Total distributions	(1.01)	(0.64)	(1.16)	(2.75)	(0.39)
Net asset value:
End of year	$22.12	$20.81	$19.28	$21.26	$19.60
Total return(1)	10.93%	11.34%	(4.07)%	23.25%	6.40%
SUPPLEMENTAL DATA AND RATIOS:
Net assets, end of year (in thousands)	$42,173	$33,428	$27,445	$29,839	$26,163
Ratio of expenses to average net assets:
Before expense reimbursement	1.60%(3)	1.76%	1.76%	1.78%	2.00%
After expense reimbursement(2)	1.27%(3)	1.25%	1.25%	1.25%	1.25%
Ratio of net investment income (loss) to average net assets:
Before expense reimbursement	0.19%	0.09%	0.07%	(0.17)%	(0.09)%
After expense reimbursement	0.52%	0.60%	0.58%	0.36%	0.66%
Portfolio turnover rate	30%	41%	33%	32%	40%

(1)
Total return is a measure of the change in the value of an investment in the Fund over the years covered and assumes the reinvestment of capital gains and income distributions. Returns shown reflect waivers of fee and operating expenses in effect. In the absence of such waivers, total return would be reduced. The returns do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares.

(2)
On September 6, 2024, the Adviser lowered the limit of annual operating expenses from 1.25% to 1.15% of average daily net assets. In the absence of such waivers, total return would be reduced. The returns do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares.

(3)
The ratio of expenses to average net assets includes other extraordinary expenses. The expense ratios excluding other extraordinary expenses before and after expense reimbursement and recovery were 1.55% and 1.22% for the year ended December 31, 2024

See Notes to the Financial Statements.

11

Opportunity Fund
FINANCIAL HIGHLIGHTS
For a Fund share outstanding throughout the year

	Year Ended December 31,
	2024	2023	2022	2021	2020
NET ASSET VALUE:
Beginning of year	$25.67	$23.14	$25.63	$22.78	$22.18
OPERATIONS:
Net investment income	0.15	0.15	0.17	0.11	0.13
Net realized and unrealized gain (loss) on investments	3.26	2.53	(1.71)	4.99	1.06
Total from operations	3.41	2.68	(1.54)	5.10	1.19
LESS DISTRIBUTIONS:
From net investment income	(0.27)	(0.03)	(0.17)	(0.10)	(0.17)
From net realized gains	(1.06)	(0.12)	(0.78)	(2.15)	(0.42)
Total distributions	(1.33)	(0.15)	(0.95)	(2.25)	(0.59)
NET ASSET VALUE:
End of year	$27.75	$25.67	$23.14	$25.63	$22.78
TOTAL RETURN(1)	12.99%	11.63%	(6.20)%	22.88%	5.43%
SUPPLEMENTAL DATA AND RATIOS:
Net assets, end of year (in thousands)	$264,375	$231,689	$210,587	$241,130	$224,011
Ratios of expenses to average net assets:
Before expense reimbursement	1.37%(3)	1.37%	1.34%	1.34%	1.39%
After expense reimbursement(2)	1.27%(3)	1.25%	1.25%	1.25%	1.25%
Ratio of net investment income to average net assets:
Before expense reimbursement	0.46%	0.51%	0.58%	0.28%	0.63%
After expense reimbursement	0.56%	0.63%	0.67%	0.37%	0.77%
Portfolio turnover rate	27%	32%	44%	29%	52%

(1)
Total return is a measure of the change in the value of an investment in the Fund over the years covered and assumes the reinvestment of capital gains and income distributions. Returns shown reflect waivers of fee and operating expenses in effect. In the absence of such waivers, total return would be reduced. The returns do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares.

(2)
On September 6, 2024, the Adviser lowered the limit of annual operating expenses from 1.25% to 1.15% of average daily net assets. In the absence of such waivers, total return would be reduced. The returns do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares.

(3)
The ratio of expenses to average net assets includes other extraordinary expenses. The expense ratios excluding other extraordinary expenses before and after expense reimbursement and recovery were 1.31% and 1.22% for the year ended December 31, 2024

See Notes to the Financial Statements.

12

PROSPECTOR FUNDS
NOTES TO THE FINANCIAL STATEMENTS
December 31, 2024
1. ORGANIZATION
Managed Portfolio Series (the “Trust”) was organized as a Delaware statutory trust on January 27, 2011. The Trust is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end management investment company. The Prospector Capital Appreciation Fund (“Capital Appreciation Fund”), and Prospector Opportunity Fund (“Opportunity Fund”) (each a “Fund” and collectively, the “Funds”) are investment companies and therefore follow the investment company accounting and reporting guidance of the Financial Accounting Standards Board (“FASB”) Accounting Standards Codification Topic 946, Financial Services – Investment Companies. The Funds are each a diversified series with their own investment objectives and policies within the Trust. The investment objective of each Fund is long-term capital appreciation. Each Fund is subject to up to a 0.25% Rule 12b-1 distribution and servicing fee. The Funds may issue an unlimited number of shares of beneficial interest with no par value.
2. FAIR VALUE MEASURMENT
The following is a summary of significant accounting policies consistently followed by each Fund:
Security Valuation – The Fund has adopted fair value accounting standards which establish an authoritative definition of fair value and set out a hierarchy for measuring fair value. These standards require additional disclosures about the various inputs and valuation techniques used to develop the measurements of fair value, a discussion in changes in valuation techniques and related inputs during the period and expanded disclosure of valuation levels for major security types. These inputs are summarized in the three broad levels listed below:
Level 1 –	Unadjusted quoted prices in active markets for identical assets or liabilities that the Fund has the ability to access.
Level 2 –
Observable inputs other than quoted prices included in Level 1 that are observable for the asset or liability, either directly or indirectly. These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates, discounts and similar data.

Level 3 –
Unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available, representing the Fund’s own assumptions about the assumptions a market participant would use in valuing the asset or liability, and would be based on the best information available.

Following is a description of the valuation techniques applied to the Fund’s major categories of assets and liabilities measured at fair value on a recurring basis. The Fund’s investments are carried at fair value.
Common Stock – Securities that are primarily traded on a national securities exchange are valued at the last sale price on the exchange on which they are primarily traded on the day of valuation or, if there has been no sale on such day, at the last bid price on the day of valuation. To the extent these securities are actively traded and valuation adjustments are not applied, they are categorized in Level 1 of the fair value hierarchy.
Convertible and Corporate Bonds – Convertible and corporate bonds, including listed issues, are valued at fair value on the basis of valuations furnished by an independent pricing service which utilizes both dealer-supplied valuations and formula-based techniques. The pricing service may consider recently executed transactions in securities of the issuer or comparable issuers, market price quotations (where observable), bond spreads, and fundamental data relating to the issuer. Convertible and corporate bonds are generally categorized in Level 2 of the fair value hierarchy.
Investment Companies – Investments in open-end mutual funds are valued at their net asset value per share. Exchange Traded Funds (“ETFs”) are valued at the closing exchange price. To the extent these securities are actively traded and valuation adjustments are not applied, they are categorized in Level 1 of the fair value hierarchy.
Short-Term Investments – Investments in money market funds are valued at their net asset value per share and are categorized in Level 1 of the fair value hierarchy.
The Board of Trustees (the “Board”) has adopted a pricing and valuation policy for use by the Funds and its Valuation Designee (as defined below) in calculating the Funds’ NAV. Pursuant to Rule 2a-5 under the 1940 Act, the Funds have designated Prospector Partners Asset Management, LLC (the “Investment Adviser”) as its “Valuation Designee” to perform all of the fair value determinations as well as to perform all of the responsibilities that may be

13

PROSPECTOR FUNDS
NOTES TO THE FINANCIAL STATEMENTS
December 31, 2024(Continued)
performed by the Valuation Designee in accordance with Rule 2a-5. The Valuation Designee is authorized to make all necessary determinations of the fair values of portfolio securities and other assets for which market quotations are not readily available or if it is deemed that the prices obtained from brokers and dealers or independent pricing services are unreliable.
The inputs or methodology used for valuing securities are not an indication of the risk associated with investing in those securities.
As of December 31, 2024 each Fund’s investments in securities were classified as follows:
Capital Appreciation Fund

	Level 1	Level 2	Level 3	Total
Common Stocks	$31,945,162	$—	$—	$31,945,162
Convertible Bonds	—	7,292,160	—	7,292,160
Exchange Traded Fund	317,250	—	—	317,250
Short-Term Investment	2,817,675	—	—	2,817,675
Total Investments	$35,080,087	$7,292,160	$—	$42,372,247

Opportunity Fund

	Level 1	Level 2	Level 3	Total
Common Stocks	$249,099,732	$—	$—	$249,099,732
Exchange Traded Fund	2,447,899	—	—	2,447,899
Short-Term Investment	13,935,694	—	—	13,935,694
Total Investments	$265,483,325	$—	$—	$265,483,325

Refer to each Fund’s Schedule of Investments for further sector breakout.
The Funds may invest in derivative financial instruments in order to manage risk or gain exposure to various other investments or markets. The Funds’ investment objectives allow the Funds to enter into various types of derivative contracts, including, but not limited to, futures contracts, forward foreign exchange contracts, and purchased and written options. Derivatives may contain various risks including the potential inability of the counterparty to fulfill their obligations under the terms of the contract, the potential for an illiquid secondary market, and the potential for market movements which may expose the funds to gains or losses in excess of the amounts shown on the Statements of Assets and Liabilities. As of and for the year ended December 31, 2024, the Funds held no derivative instruments.
3. SIGNIFICANT ACCOUNTING POLICIES
Cash – The Funds may invest a portion of their assets in cash or cash equivalents. These cash equivalents may include securities issued by the U.S. Government and its agencies, bankers’ acceptances, commercial paper, bank certificates of deposit and investment companies that invest primarily in such instruments. As of December 31, 2024, cash held by the Funds represents cash held at financial institutions, and money market instruments held were not considered to be cash equivalents and were classified as investments
Distributions to Shareholders – Dividends from net investment income and distributions of net realized capital gains, if any, will be declared and paid at least annually. The character of distributions made during the period from net investment income or net realized gains may differ from the characterization for federal income tax purposes due to differences in the recognition of income, expense and gain items for financial statement and tax purposes. All net short-term capital gains are included in ordinary income for tax purposes.
Use of Estimates – The preparation of financial statements in conformity with accounting principles generally accepted in the United States of America (“U.S. GAAP”) requires management to make estimates and assumptions that

14

PROSPECTOR FUNDS
NOTES TO THE FINANCIAL STATEMENTS
December 31, 2024(Continued)
affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates.
Federal Income Taxes – The Funds intend to meet the requirements of subchapter M of the Internal Revenue Code applicable to regulated investment companies and to distribute substantially all net taxable investment income and net realized gains to shareholders in a manner which results in no tax cost to the Funds. Therefore, no federal income or excise tax provision is required. As of December 31, 2024, the Funds did not have any tax positions that did not meet the “more-likely-than-not” threshold of being sustained by the applicable tax authority. Generally, each of the tax years in the four-year period ended December 31, 2024 remains subject to examination by taxing authorities.
Reclassification of Capital Accounts – U.S. GAAP requires that certain components of net assets relating to permanent differences be reclassified between financial and tax reporting. These reclassifications have no effect on net assets or net asset value per share. For the fiscal year ended December 31, 2024, the Capital Appreciation Fund increased paid-in capital by $22,991 and decreased distributable earnings by $22,991 and the Opportunity Fund increased paid-in capital by $408,216 and decreased distributable earnings by $408,216. These adjustments were due to the utilization of earnings and profits on redemptiontion of shares.
Foreign Currency Translation – The books and records relating to the Funds’ non-U.S. dollar denominated investments are maintained in U.S. dollars on the following bases: (1) market value of investment securities, assets, and liabilities if any, are translated at the current rate of exchange; and (2) purchases and sales of investment securities, income, and expenses are translated at the relevant rates of exchange prevailing on the respective dates of such transactions. The Funds do not isolate the portion of realized and unrealized gains and losses on investments in equity securities that is due to changes in the foreign exchange rates from that which is due to changes in market prices of equity securities. The Funds report certain foreign currency-related transactions as components of realized gains for financial reporting purposes, whereas such components are treated as ordinary income for federal income tax purposes.
Illiquid or Restricted Securities – A security may be considered illiquid if it lacks a readily available market. Securities are generally considered liquid if they can be sold or disposed of in the ordinary course of business within seven days at approximately the price at which the security is valued by the Fund. Illiquid securities may be valued under methods approved by the Board as reflecting fair value. Each Fund intends to invest no more than 15% of its total assets in illiquid securities. Certain restricted securities may be considered illiquid. Restricted securities are often purchased in private placement transactions, are not registered under the Securities Act of 1933, may have contractual restrictions on resale, and may be valued under methods approved by the Board as reflecting fair value. Certain restricted securities eligible for resale to qualified institutional investors, including Rule 144A securities, are not subject to the limitation on a Fund’s investment in illiquid securities if they are determined to be liquid in accordance with procedures adopted by the Board. As of December 31, 2024, neither Fund holds 144A securities. At December 31, 2024, the Funds had no investments in illiquid securities and no restricted securities. Refer to the Schedule of Investments for further detail.
Expenses – Expenses directly attributable to a Fund are charged to that Fund, while expenses attributable to more than one Fund are allocated among the respective Funds based on relative net assets or another appropriate basis.
Other – Investment and shareholder transactions are recorded on the trade date. Each Fund determines the gain or loss realized from the investment transactions on the basis of identified cost. Dividend income is recognized on the ex-dividend date. Interest income, including amortization of bond premium and discount, is recognized on an accrual basis. Shareholders may be subject to a redemption fee equal to 2% of the amount redeemed if Funds’ shares are sold within 60 days or less following the date of their purchase.
Indemnifications – The Funds enter into contracts that contain a variety of indemnifications. The Funds’ maximum exposure under these arrangements is unknown. However, the Funds have not had prior claims or losses pursuant to these contracts and expect the risk of loss to be remote.
New Accounting Pronouncements – In November 2023, the FASB issued ASU 2023-07, Segment Reporting (Topic 280): Improvements to Reportable Segment Disclosures (“ASU 2023-07”). This change is intended to improve reportable segment disclosure requirements, primarily through enhanced disclosures about significant segment

15

PROSPECTOR FUNDS
NOTES TO THE FINANCIAL STATEMENTS
December 31, 2024(Continued)
expenses, allowing financial statement users to better understand the components of a segment’s profit or loss and assess potential future cash flows for each reportable segment and the entity as a whole. The amendments expand a public entity’s segment disclosures by requiring disclosure of significant segment expenses that are regularly provided to the chief operating decision maker (“CODM”), clarifying when an entity may report one or more additional measures to assess segment performance, requiring enhanced interim disclosures and providing new disclosure requirements for entities with a single reportable segment, among other new disclosure requirements. The amendments are effective for fiscal years beginning after December 15, 2023 and interim periods within fiscal years beginning after December 15, 2024, and early adoption is permitted. Management has evaluated the impact of adopting this guidance with respect to the financial statements and disclosures and determined there is no impact for the Funds. Each Fund operates as a single segment entity. Each Fund’s income, expenses, assets, and performance are regularly monitored and assessed by the Adviser, who serves as the chief operating decision maker, using the information presented in the financial statements and financial highlights.
Subsequent Events – Management of the Funds has evaluated Fund-related events and transactions that occurred subsequent to December 31, 2024, through the date of issuance of the Funds’ financial statements. There were no events or transactions that occurred during this period that materially impacted the amounts or disclosures in the Funds’ financial statements.
4. INVESTMENT TRANSACTIONS, DISTRIBUTABLE EARNINGS, AND DISTRIBUTIONS PAID
During the year ended December 31, 2024, purchases of securities and proceeds from sales of securities, other than temporary investments in short-term securities, were as follows:

	Purchases	Sales
Capital Appreciation Fund	$15,710,050	$11,062,955
Opportunity Fund	66,498,616	64,708,572

There were no purchases or sales of long-term U.S. Government securities.
The aggregate gross unrealized appreciation and depreciation of securities held by the Funds and the total cost of securities for federal income tax purposes at December 31, 2024, the Funds’ most recently completed fiscal year end, were as follows:

	Aggregate Gross Appreciation	Aggregate Gross Depreciation	Net Appreciation/ (Depreciation)	Federal Income Tax Cost
Capital Appreciation Fund	$10,590,191	$(971,617)	$9,618,574	$32,753,653
Opportunity Fund	86,006,779	(4,048,785)	81,957,994	183,524,523

The difference between book-basis and tax-basis unrealized appreciation is attributable primarily to wash sales and different book and tax accounting methods for certain securities.
At December 31, 2024, the components of accumulated earnings (deficit) on a tax-basis were as follows:

	Undistributed Ordinary Income	Undistributed Long-Term Capital Gains	Other Accumulated Losses	Unrealized Appreciation	Total Distributable Earnings
Capital Appreciation Fund	$ —	$947,456	$ —	$9,618,574	$10,566,030
Opportunity Fund	—	4,809,170	—	81,957,994	86,767,164

As of December 31, 2024, the Funds did not have any capital loss carryovers. During the period the Opportunity Fund utilized prior year short-term loss carryforwards of $1,305,155. A regulated investment company may elect for any taxable year to treat any portion of any qualified late year loss as arising on the first day of the next taxable year. Qualified late year losses are certain capital and ordinary losses which occur during the portion of the Fund’s taxable year subsequent to October 31. The Capital Appreciation Fund and the Opportunity Fund did not defer any late year losses.

16

PROSPECTOR FUNDS
NOTES TO THE FINANCIAL STATEMENTS
December 31, 2024(Continued)
The tax character of distributions paid during the fiscal year ended December 31, 2024 were as follows:

	Ordinary Income*	Long Term Capital Gains**	Total
Capital Appreciation Fund	$218,178	$1,649,997	$1,868,175
Opportunity Fund	2,475,156	9,889,557	12,364,713

The tax character of distributions paid during the fiscal year ended December 31, 2023 were as follows:

	Ordinary Income*	Long Term Capital Gains**	Total
Capital Appreciation Fund	$170,792	$819,815	$990,607
Opportunity Fund	345,509	1,031,012	1,376,521

*	For federal income tax purposes, distributions of short-term capital gains are included in ordinary income distributions.
**	Funds designate long-term capital gain dividends pursuant to IRC Sec. 852(b)(3)(C).
5. INVESTMENT ADVISORY FEE AND OTHER TRANSACTIONS WITH AFFILIATES
The Trust has entered into an Investment Advisory Agreement with Investment Adviser to furnish investment advisory services to the Funds. Pursuant to this Agreement, the Investment Adviser is entitled to receive an investment advisory fee, calculated daily and payable monthly, at the annual rate of 1.00% as applied to each Fund’s daily net assets.
Effective September 9, 2024, the Investment Adviser has contractually agreed to waive its investment advisory fee and reimburse each Fund’s other expenses to the extent necessary to ensure that each Fund’s operating expenses (excluding acquired fund fees and expenses, brokerage commissions, leverage, interest, taxes, and extraordinary expense) do not exceed 1.15% of its average daily net assets. Prior to September 9, 2024, the Investment Adviser had contractually agreed to cap this rate at 1.25% of its average daily net assets.
Fees waived and expenses reimbursed by the Investment Adviser may be recouped by the Investment Adviser for a period of thirty-six months following the end of the month in which such reduction or payment was accrued if such recoupment can be achieved without exceeding the expense limit in effect at the time the waiver or reimbursement occurred. The Investment Adviser cannot recoup any expenses waived or reimbursed prior to the re-organization on September 9, 2024. During the year ended December 31, 2024, the Investment Adviser did not recoup any previously waived fees or reimbursed expenses. The Operating Expense Limitation Agreement is indefinite in term but cannot be terminated within a year after the effective date of the Funds’ prospectus. After that date, the agreement may be terminated at any time upon 60 days written notice by the Board of Trustees. Waived fees and reimbursed expenses subject to potential recovery by month of expiration are as follows:

Expiration	Capital Appreciation Fund	Opportunity Fund
September 2027 – December 2027	$54,137	$115,161

Durning the year ended December 31, 2024, pursuant to the terms of the Fund’s re-organization, the Funds expensed the following extraordinary expenses which were excluded from the Funds operating expense limitation agreement:

Capital Appreciation Fund	$21,762
Opportunity Fund	$132,111

U.S. Bancorp Fund Services, LLC (the “Administrator”), doing business as U.S. Bank Global Fund Services, acts as the Funds’ Administrator, Transfer Agent, and Fund Accountant. U.S. Bank N.A. (the “Custodian”) serves as the Custodian to the Funds. The Custodian is an affiliate of the Administrator. The Administrator performs various administrative and accounting services for the Funds. The Administrator prepares various federal and state regulatory filings, reports and returns for the Funds; prepares reports and materials to be supplied to the Trustees; monitors the activities of the Custodian; coordinates the payment of the Funds’ expenses and reviews the Funds’ expense accruals.

17

PROSPECTOR FUNDS
NOTES TO THE FINANCIAL STATEMENTS
December 31, 2024(Continued)
Effective September 9, 2024, the officers of the Trust, including the Chief Compliance Officer, are employees of the Administrator. As compensation for its services, the Administrator is entitled to a monthly fee at an annual rate based upon the average daily net assets of the Fund, subject to annual minimums. Fees expensed by the Funds for administration and fund accounting, transfer agency, custody and compliance services for the period September 9, 2024 through December 31, 2024 are as follows:

Expense	Capital Appreciation Fund	Opportunity Fund
Fund Administration and Accounting	$20,463	$76,241
Transfer Agency	4,902	13,288
Custody	4,356	(10,340)
Chief Compliance Officer	4,513	5,670

6. DISTRIBUTION FEES
The Funds have adopted a Distribution Plan pursuant to Rule 12b-1 (the “Plan”). The Plan permits the Funds to pay for distribution and related expenses at an annual rate of up to 0.25% of each Fund’s average daily net assets. The expenses covered by the Plan may include the cost of preparing and distributing prospectuses and other sales material, advertising and public relations expenses, payments to financial intermediaries and compensation of personnel involved in selling shares of the Funds. For the year ended December 31, 2024, the Capital Appreciation Fund and Opportunity Fund incurred expenses of $14,805 and $209,017 respectively, pursuant to the 12b-1 Plan.
7. REORGANIZATION OF CAPITAL APPRECIATION FUND AND OPPORTUNITY FUND
On September 9, 2024, as the result of a tax-free reorganization, the Prospector Capital Appreciation Fund and the Prospector Opportunity Fund (the “Predecessor Funds”), each a series in Prospector Funds, Inc., were reorganized into the Trust by transferring all of the Predecessor Funds’ assets to the Capital Appreciation Fund and Opportunity Fund in the Trust. The Predecessor Funds were deemed to be the accounting survivors for financial reporting purposes.
The Funds paid all the expenses in connection with the re-organization. For the year ended December 31, 2024, the Capital Appreciation Fund and Opportunity Fund incurred expenses of $21,762 and $132,111. These expenses were incurred without regard to each fund’s operating expense limitation agreement.
As a tax-free reorganization, any unrealized appreciation or depreciation on the securities on the date of reorganization was treated as a non-taxable event, thus the cost basis of the securities held reflect the historical cost basis as of the date of reorganization. Immediately prior to the reorganization, the net assets, fair value of investments, net unrealized appreciation, realized gain/loss, and net income of the Capital Appreciation Fund was $42,166,692, $42,143,695, $10,586,972, $1,298,099, and $252,326, respectively and the net assets, fair value of investments, net unrealized appreciation, realized gain/loss, and net income of the Opportunity Fund was $265,050,316, $264,980,938, $87,000,669, $7,494,253, and $1,747,733, respectively.
8. REPORT OF THE FUNDS’ SPECIAL SHAREHOLDER MEETING (UNAUDITED)
A Special Meeting of Shareholders of the Prospector Capital Appreciation Fund and Prospector Opportunity Fund (“The Acquired Funds”), each a series of Prospector Funds, Inc., took place on September 6, 2024, to approve a proposed Agreement of and Plan of Reorganization for the Acquired Funds, whereby the Capital Appreciation Fund and Opportunity Fund (“the Acquiring Funds”), each a series of Managed Portfolio Series, would acquire all the assets and liabilities of the Acquired Funds, in exchange for shares of the Acquiring Funds which would be distributed pro rata by the Acquired Funds to its shareholders, in complete liquidation and termination of the Acquired Funds (the “Reorganization”).
All Acquired Funds’ shareholders of record at the close of business on July 24, 2024, were entitled to vote. As of the record date, the Capital Appreciation Fund and Opportunity Fund had 1,845,782, and 9,226,707 shares outstanding respectively.

18

PROSPECTOR FUNDS
NOTES TO THE FINANCIAL STATEMENTS
December 31, 2024(Continued)
Of the 1,657,751 shares of the Capital Appreciation Fund present in person or by proxy at the meeting on September 6, 2024: 1,655,005, or 99.8% voted in favor of the Reorganization (representing 89.7% of total outstanding shares), 0, or 0.0%, voted against the Reorganization, and 2,746, or 0.2% withheld from voting for the Reorganization. Accordingly, the Reorganization was approved.
Of the 6,098,252 shares of the Opportunity Fund present in person or by proxy at the meeting on September 6, 2024: 6,095,374, or 99.9% voted in favor of the Reorganization (representing 66.1% of total outstanding shares), 2,878, or 0.0%, voted against the Reorganization, and 0, or 0.0% withheld from voting for the Reorganization. Accordingly, the Reorganization was approved.
9. CONTROL OWNERSHIP
The beneficial ownership, either directly or indirectly, of more than 25% of the voting securities of a fund creates a presumption of control of the fund, under Section 2(a)(9) of the 1940 Act. As of December 31, 2024, each Fund’s percentage of control ownership positions greater than 25% are as follows:

Fund	Shareholder	Percent of Shares Held	Type of Ownership
Prospector Capital Appreciation Fund	Gillespie Family 2000 LLC	28.28%	Record
Prospector Opportunity Fund	National Financial Services, LLC	35.24%	Record
10. CHANGE IN INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM (UNAUDITED)
As a result of the reorganization of the Predecessor Funds into newly created series of the Trust on September 9, 2024, the Board of Trustees of the Trust, upon the recommendation of the Trust’s Audit Committee, selected and formally engaged Cohen & Company, Ltd. (“Cohen”) as the Funds’ independent registered public accounting firm for the fiscal year ending December 31, 2024.
On December 6, 2022, the Audit Committee of Prospector Funds, Inc. appointed and formally engaged Ernst & Young LLP (“EY”) as the Funds’ independent registered public accounting firm for the fiscal year ending December 31, 2023.
EY’s report on the Funds’ financial statements for the fiscal year ending December 31, 2023 did not contain an adverse opinion or a disclaimer of opinion, nor was such report qualified or modified as to uncertainty, audit scope or accounting principles.
During the year ended December 31, 2023, there were no disagreements between the Funds and EY on any matter of accounting principles or practices, financial statement disclosure, or auditing scope or procedure, which disagreements, if not resolved to the satisfaction of EY, would have caused it to make reference to the subject matter of the disagreement in its report on the financial statements for such period. During the year ended December 31, 2023, there were no reportable events (as defined in Item 304(a)(1)(v) of Regulation S-K).
During the year ended December 31, 2023, neither the Funds nor anyone on its behalf has consulted with EY regarding; (i) the application of accounting principles to a specified transaction, either completed or proposed; or the type of audit opinion that might be rendered on the Funds’ financial statements, and neither a written report was provided to the Funds nor oral advice was provided that EY concluded was an important factor considered by the Funds in reaching a decision as to any accounting, auditing or financial reporting issue; or (ii) any matter that was the subject of a disagreement (as that term is defined in Item 304 (a)(1)(iv) of Regulation S-K and the related instructions to Item 304 of Regulation S-K) or a reportable event (as that term is defined in Item 304 (a)(1)(v) of Regulation S-K).

19

PROSPECTOR FUNDS
REPORT OF INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM
To the Shareholders of Prospector Funds and
Board of Trustees of Managed Portfolio Series
Opinion on the Financial Statements
We have audited the accompanying statement of assets and liabilities, including the schedule of investments, of Prospector Capital Appreciation Fund and Prospector Opportunity Fund (the “Funds”), each a series of Managed Portfolio Series, as of December 31, 2024, the related statement of operations, the statement of changes in net assets, and the financial highlights for the year then ended, and the related notes (collectively referred to as the “financial statements”). In our opinion, the financial statements present fairly, in all material respects, the financial position of each of the Funds as of December 31, 2024, the results of their operations, the changes in net assets, and the financial highlights for the year then ended, in conformity with accounting principles generally accepted in the United States of America.
The Funds’ financial statements and financial highlights for the year ended December 31, 2023, and prior, were audited by other auditors whose report dated February 27, 2024, expressed an unqualified opinion on those financial statements and financial highlights.
Basis for Opinion
These financial statements are the responsibility of the Funds’ management. Our responsibility is to express an opinion on the Funds’ financial statements based on our audits. We are a public accounting firm registered with the Public Company Accounting Oversight Board (United States) (“PCAOB”) and are required to be independent with respect to the Funds in accordance with the U.S. federal securities laws and the applicable rules and regulations of the Securities and Exchange Commission and the PCAOB.
We conducted our audits in accordance with the standards of the PCAOB. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement whether due to error or fraud.
Our audits included performing procedures to assess the risks of material misstatement of the financial statements, whether due to error or fraud, and performing procedures that respond to those risks. Such procedures included examining, on a test basis, evidence regarding the amounts and disclosures in the financial statements. Our procedures included confirmation of securities owned as of December 31, 2024, by correspondence with the custodians and brokers. Our audits also included evaluating the accounting principles used and significant estimates made by management, as well as evaluating the overall presentation of the financial statements. We believe that our audits provide a reasonable basis for our opinion.
We have served as the Funds’ auditor since 2024.

COHEN & COMPANY, LTD.
Milwaukee, Wisconsin
February 28, 2025

20

PROSPECTOR FUNDS
BOARD APPROVAL OF INVESTMENT ADVISORY AGREEMENT (Unaudited)
Prospector Partners Asset Management LLC
At a regular meeting of the Board of Trustees of Managed Portfolio Series (the “Trust”) on May 21-22, 2024, the Trust’s Board of Trustees (“Board”), including all of the Trustees who are not “interested persons” of the Trust, as that term is defined in Section 2(a)(19) of the Investment Company Act of 1940, as amended (“Independent Trustees”), considered and approved (i) an investment advisory agreement between the Trust, on behalf of the Prospector Capital Appreciation Fund and the Prospector Opportunity Fund (each a “Fund” and together the “Funds”), and Prospector Partners Asset Management LLC (“Prospector”) (the “Prospector Advisory Agreement”), for an initial two-year term.
Prior to the meeting and at the meeting, the Trustees received and considered information from the Adviser and the Trust’s administrator designed to provide the Trustees with the information necessary to evaluate the approval of the Prospector Advisory Agreement (“Support Materials”). The Independent Trustees then reviewed the Support Materials with regard to Prospector and the Funds. They discussed initial SEC filings for the Funds. They reviewed and considered each Fund’s investment strategy, services that Prospector proposed to provide to the Funds, proposed fund management fees and related profitability, any additional benefits that Prospector expects to realize from its management of the Funds, and other matters that the Trustees deemed relevant. The Trustees also reviewed Prospector’s financial statements, regulatory history and considered the financial condition of the firm. The Trustees considered Prospector’s rationale for a redemption fee to be applied to the Funds. They also reviewed analyses which were prepared by Barrington Partners, Inc. of the Funds’ expenses relative to other similar funds. Before voting to approve the Prospector Advisory Agreement, the Trustees reviewed the Support Materials with Trust management and with counsel to the Independent Trustees and considered the legal standards for the Trustees’ consideration of the approval of the Prospector Advisory Agreement. This information, together with the information provided to the Board throughout the course of the year, formed the primary (but not exclusive) basis for the Board’s determinations.
In determining whether to approve the Prospector Advisory Agreement, the Trustees considered all factors they believed relevant, including the following with respect to the Acquiring Funds: (1) the nature, extent, and quality of the services to be provided by Prospector with respect to the Acquiring Funds; (2) the Target Funds’ historical performance and, where applicable, the performance of other investment accounts managed by Prospector; (3) the cost of the services to be provided and the profits to be realized by Prospector, and the revenue received, from services rendered to the Target Funds; (4) comparative fee and expense data for each Acquiring Fund and other investment companies with similar investment objectives; (5) the extent to which economies of scale may be realized as the Acquiring Funds grow, and whether the proposed advisory fee for each Acquiring Fund reflects such economies of scale for the Acquiring Fund’s benefit; and (6) other benefits to Prospector resulting from services rendered to the Acquiring Funds. In their deliberations, the Trustees did not identify any particular information that was all-important or controlling.
Nature, Extent and Quality of Services Provided. The Trustees considered the scope of services that Prospector will provide under the Prospector Advisory Agreement with respect to each Acquiring Fund, noting that such services include but are not limited to the following: (1) investing the Acquiring Fund’s assets consistent with its investment objectives and investment policies; (2) determining the portfolio securities to be purchased, sold, or otherwise disposed of and the timing of such transactions; (3) voting all proxies with respect to the Acquiring Fund’s portfolio securities; (4) maintaining the required books and records for transactions effected by Prospector on behalf of the Acquiring Fund; (5) selecting broker-dealers to execute orders on behalf of the Acquiring Fund; and (6) monitoring and maintaining the Acquiring Fund’s compliance with policies and procedures of the Trust and with applicable securities laws. The Trustees noted that Prospector is well capitalized and also considered Prospector’s assets under management. The Trustees considered the experience of the proposed portfolio managers in having managed the Target Funds with substantially identical strategies as the Acquiring Funds. The Trustees concluded that they were satisfied with the nature, extent, and quality of services that Prospector proposes to provide to the Acquiring Funds under the Prospector Advisory Agreement.
Fund Historical Performance and the Overall Performance of Prospector. In assessing the quality of the portfolio management delivered by Prospector, the Trustees considered the short-term and long-term performance of each Target Fund on both an absolute basis and in comparison to an appropriate benchmark index, each Fund’s Morningstar category (“Category”) and a Target Fund’s composite of separate accounts that Prospector manages utilizing a similar investment strategy. When comparing each Target Fund’s performance against its respective Category, the Trustees took into account that the investment objective and strategies of each Target Fund, as well as the Target Fund’s level of risk tolerance, may differ significantly from the funds in the Category.

21

PROSPECTOR FUNDS
BOARD APPROVAL OF INVESTMENT ADVISORY AGREEMENT (Unaudited)(Continued)
•
Prospector Capital Appreciation Fund. The Trustees noted that the Fund had outperformed the Category for the year-to-date period ended March 31, 2024, as well as the three-year, five-year, ten-year, and since inception periods ended December 31, 2023, but underperformed the Category for the one-year period ended December 31, 2023. The Trustees also considered that the Fund had underperformed its primary benchmark index for all periods presented. The Trustees noted that the Fund’s performance had generally been consistent with the performance of the composite of accounts managed by Prospector with similar strategies to the Fund.

•
Prospector Opportunity Fund. The Trustees noted that the Fund had outperformed the Category for the three-year, ten-year and since inception periods ended December 31, 2023, but had underperformed the Category for all other periods presented. The Trustees also considered that the Fund had outperformed its primary benchmark index for the year-to-date period ended March 31, 2024, the three-year, five-year, ten-year and since inception periods ended December 31, 2023, but had underperformed this index for the one-year period ended December 31, 2023. The Trustees noted that the Fund’s performance had generally been consistent with the performance of the composite of accounts managed by Prospector with similar strategies to the Fund.

Cost of Advisory Services and Profitability. The Trustees considered the proposed management fee that each Acquiring Fund will pay to Prospector under the Prospector Advisory Agreement. They also considered Prospector’s profitability analysis for services that Prospector rendered to the Target Funds during 2023 calendar year, noting in particular that each Acquiring Fund will have a lower expense cap than the corresponding Target Funds. In that regard, the Trustees noted that Prospector had agreed to waive a portion of its management fees or reimburse expenses, as necessary, during the first two years of each Acquiring Fund’s operations under the proposed operating expenses limitation agreement.
Comparative Fee and Expense Data. The Trustees considered a comparative analysis of the contractual expenses to be borne by each Acquiring Fund and those of funds within each Fund’s Category as well as a smaller sub-set of peer funds (“Cohort”). The Trustees noted:
•
Prospector Capital Appreciation Fund. The Fund’s advisory fee and total expenses were each above the Category and Cohort averages. The Trustees also took into account that the Fund’s net assets were significantly below the average net assets of the funds in the Cohort.

•
Prospector Opportunity Fund. The Fund’s advisory fee and total expenses were each above the Category and Cohort averages. The Trustees also took into account that the Fund’s net assets were significantly below the average net assets of the funds in the Cohort.

Economies of Scale. The Trustees considered whether the Acquiring Funds would benefit from any economies of scale, noting that the proposed investment advisory fee for each Acquiring Fund does not contain breakpoints. The Trustees also considered that Prospector had agreed to consider breakpoints in the future in response to asset growth. The Trustees concluded that it is not necessary to consider the implementation of fee breakpoints at this time, but committed to revisit this issue in the future as circumstances change and asset levels increase.
Other Benefits. The Trustees considered the direct and indirect benefits that could be realized by Prospector from its relationships with the Acquiring Funds. The Trustees noted that Prospector will not use affiliated brokers to execute the Acquiring Funds’ portfolio transactions. The Trustees also considered that Prospector does not expect to realize a soft dollar benefit with respect to portfolio transactions of the Acquiring Funds. While the Trustees noted that each Acquiring Fund will utilize Rule 12b-1 fees to pay for shareholder and distribution services, the Trustees also observed that Prospector is incurring its own distribution expenses on behalf of each Target Fund. The Trustees considered that Prospector may receive some form of reputational benefit from services rendered to the Acquiring Funds, but that such benefits are immaterial and cannot otherwise be quantified. The Trustees concluded that Prospector is not expected to receive additional material benefits from its relationship with the Acquiring Funds.
Based upon Prospector’s presentation at the Board meeting and information from Prospector and the Trust’s administrator designed to provide the Trustees with the information necessary to evaluate the terms of the proposed Prospector Advisory Agreement, the Board concluded that the overall arrangements between the Trust, and Prospector, as set forth in the Prospector Advisory Agreement, are fair and reasonable in light of the services that Prospector will perform, the investment advisory fees that Prospector will receive for such services, and such other matters as the Trustees considered relevant in the exercise of their reasonable business judgment.

22

PROSPECTOR FUNDS
ADDITIONAL INFORMATION
December 31, 2024 (Unaudited)
AVAILABILITY OF FUND PORTFOLIO INFORMATION
The Funds file complete schedules of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Part F of Form N-PORT, which is available on the SEC’s website at www.sec.gov. The Funds’ Part F of Form N-PORT may be reviewed and copied at the SEC’s Public Reference Room in Washington, D.C. For information on the Public Reference Room call 1-800-SEC-0330. In addition, the Funds’ Form N-Q or Part F of Form N-PORT is available without charge upon request by calling 1-877-734-7862.
AVAILABILITY OF PROXY VOTING INFORMATION
A description of the Funds’ Proxy Voting Policies and Procedures is available without charge, upon request, by calling 1-877-734-7862. Information regarding how the Funds voted proxies relating to portfolio securities during the most recent 12 month period ended June 30, is available (1) without charge, upon request, by calling 1-877-734-7862, or (2) on the SEC’s website at www.sec.gov.
QUALIFIED DIVIDEND INCOME/DIVIDENDS RECEIVED DEDUCTION
For the fiscal year ended December 31, 2024, certain dividends paid by the Funds may be reported as qualified dividend income and may be eligible for taxation at capital gain rates. The percentage of dividends declared from ordinary income designated as qualified dividend income was 100% and 100% for the Capital Appreciation Fund and Opportunity Fund, respectively.
For corporate shareholders, the percent of ordinary income distributions qualifying for the corporate dividends received deduction for the fiscal year ended December 31, 2024 was 100% and 100% for the Capital Appreciation Fund and Opportunity Fund, respectively.
ADDITIONAL INFORMATION APPLICABLE TO FOREIGN SHAREHOLDERS ONLY
The percent of ordinary income distributions designated as interest related dividends for the fiscal year ended December 31, 2024 was 32.08% and 18.04% for the Capital Appreciation Fund and Opportunity Fund, respectively.
The percent of ordinary income distributions designated as short-term capital gain distributions under Internal Revenue Section 871(k)(2)(C) for the fiscal year ended December 31, 2024 was 0.00% and 0.00% for the Capital Appreciation Fund and Opportunity Fund, respectively.
ADDITIONAL REQUIRED DISCLOSURE FROM FORM N-CSR
Changes in and Disagreements with Accountants for Open-End Investment Companies.
There were no changes in or disagreements with accountants during the period covered by this report.
Proxy Disclosure for Open-End Investment Companies.
There were no matters submitted to a vote of shareholders during the period covered by this report.
Remuneration Paid to Directors, Officers, and Others of Open-End Investment Companies.
See the Statement of Operations.
Statement Regarding Basis for Approval of Investment Advisory Contract.
Presented herewith.

23

INVESTMENT ADVISER
Prospector Partners Asset Management, LLC
370 Church Street
Guilford, CT 06437
DISTRIBUTOR
Quasar Distributors, LLC
3 Canal Plaza, Suite 100
Portland, ME 04101
CUSTODIAN
U.S. Bank, N.A.
1555 North River Center Drive
Milwaukee, WI 53212
ADMINISTRATOR AND TRANSFER AGENT
U.S. Bancorp Fund Services, LLC
615 East Michigan Street
Milwaukee, WI 53202
INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM
Cohen & Company, Ltd.
342 North Water Street, Suite 830
Milwaukee, WI 53202
LEGAL COUNSEL
Stradley Ronon Stevens & Young, LLP
2005 Market Street, Suite 2600
Philadelphia, PA 19103
This report must be accompanied or preceded by a prospectus.
The Funds’ Statement of Additional Information contains additional information about the
Funds’ directors and is available without charge upon request by calling 1-877-734-7862.

(b)	Financial Highlights are included within the financial statements filed under Item 7 of this Form.

Item 12. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not applicable to open-end investment companies.

Item 13. Portfolio Managers of Closed-End Management Investment Companies.

Not applicable to open-end investment companies.

Item 14. Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers.

Not applicable to open-end investment companies.

Item 15. Submission of Matters to a Vote of Security Holders.

There have been no material changes to the procedures by which shareholders may recommend nominees to the registrant’s board of trustees.

Item 16. Controls and Procedures.

(a)	The Registrant’s President and Treasurer have reviewed the Registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940 (the “Act”)) as of a date within 90 days of the filing of this report, as required by Rule 30a-3(b) under the Act and Rules 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934. Based on their review, such officers have concluded that the disclosure controls and procedures are effective in ensuring that information required to be disclosed in this report is appropriately recorded, processed, summarized and reported and made known to them by others within the Registrant and by the Registrant’s service provider.

(b)	There were no changes in the Registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Act) that occurred during the period covered by this report that have materially affected, or are reasonably likely to materially affect, the Registrant’s internal control over financial reporting.

Item 17. Disclosure of Securities Lending Activities for Closed-End Management Investment Companies

Not applicable to open-end investment companies.

Item 18. Recovery of Erroneously Awarded Compensation.

Not applicable

Item 19. Exhibits.

(a)	(1) Any code of ethics or amendment thereto, that is the subject of the disclosure required by Item 2, to the extent that the registrant intends to satisfy Item 2 requirements through filing an exhibit. 1) “Filed herewith”

(2) Not applicable

(3) A separate certification for each principal executive officer and principal financial officer pursuant to Section 302 of the Sarbanes-Oxley Act of 2002. Filed herewith.

(4) Not applicable to open-end investment companies

(5) Not applicable to open-end investment companies

(b)	Certifications pursuant to Section 906 of the Sarbanes-Oxley Act of 2002. Furnished herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant) Managed	Portfolio Series

By (Signature and Title)*	/s/ Brian R. Wiedmeyer
Brian R. Wiedmeyer, Principal Executive Officer

Date	3/7/2025

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)*	/s/ Brian R. Wiedmeyer
Brian R. Wiedmeyer, Principal Executive Officer

Date	3/7/2025

By (Signature and Title)*	/s/ Benjamin J. Eirich
Benjamin J. Eirich, Principal Financial Officer

Date	3/7/2025

* Print the name and title of each signing officer under his or her signature.